Marketable Securities and Fair Value Measurements - Summary of Marketable Securities by Security Type (Detail) - USD ($) $ in Thousands	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Debt Securities, Available-for-sale [Line Items]
Amortized Cost	$ 8,006	$ 58,997	$ 47,347
Gross Unrealized Gains	15	30
Gross Unrealized Losses			(4)
Fair Value	8,021	59,027	47,343
U.S. Government Agency Bonds [Member]
Debt Securities, Available-for-sale [Line Items]
Amortized Cost	8,006	44,028	13,986
Gross Unrealized Gains	15	24
Gross Unrealized Losses			(1)
Fair Value	$ 8,021	44,052	13,985
U.S. Treasury Bills [Member]
Debt Securities, Available-for-sale [Line Items]
Amortized Cost		14,969	33,361
Gross Unrealized Gains		6
Gross Unrealized Losses			(3)
Fair Value		$ 14,975	$ 33,358